LAND USE RIGHT (Details) (USD $)	Dec. 31, 2012
Year ending December 31, 2013	$ 6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
Land Use Rights	$ 291,707